Convertible Promissory Notes and Other Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Convertible Promissory Notes And Other Notes Payable Tables
Convertible Promissory Notes and Other Notes Payable

	December 31, 2015			March 31, 2015
	Principal	Accrued		Principal	Accrued
	Balance	Interest	Total	Balance	Interest	Total
Senior Secured 10% Convertible Promissory Notes issued to Platinum:
Total Senior notes issued between October 11, 2012 and July 23, 2013	$-	$-	$-	$3,522,600	$919,700	$4,442,300
less: current portion	-	-	-	(3,272,600)	(873,500)	(4,146,100)
Senior notes - non-current portion	$-	$-	$-	$250,000	$46,200	$296,200

10% Convertible Promissory Notes (Unit Notes)
2014 Unit Notes, including amended notes, due 3/31/15	$-	$-	$-	$4,066,900	$270,700	$4,337,600
Note discounts	-	-	-	(180,000)	-	(180,000)
Net convertible notes (all current at March 31, 2015)	$-	$-	$-	$3,886,900	$270,700	$4,157,600

Notes Payable to unrelated parties:
7.5% Notes payable to service providers for accounts payable converted to notes payable:
Burr, Pilger, Mayer	$-	$-	$-	$90,400	$13,100	$103,500
Desjardins	-	-	-	156,300	24,100	180,400
McCarthy Tetrault	-	-	-	319,700	46,000	365,700
August 2012 Morrison & Foerster Note A	-	-	-	918,200	193,200	1,111,400
August 2012 Morrison & Foerster Note B	-	-	-	1,379,400	333,100	1,712,500
University Health Network	-	-	-	549,500	101,800	651,300
	-	-	-	3,413,500	711,300	4,124,800
Note discount	-	-	-	(474,500)	-	(474,500)
	-	-	-	2,939,000	711,300	3,650,300
less: current portion (and discount at March 31, 2015)	-	-	-	(2,939,000)	(711,300)	(3,650,300)
non-current portion and discount	$-	$-	$-	$-	$-	$-

5.67% and 10.25% Notes payable to insurance premium financing company (current)	$-	$-	$-	$5,800	$-	$5,800

10% Notes payable to vendors for accounts payable converted to notes payable	$26,300	$7,000	$33,300	$378,300	$51,500	$429,800
less: current portion	(26,300)	(7,000)	(33,300)	(378,300)	(51,500)	(429,800)
non-current portion	$-	$-	$-	$-	$-	$-

7.0% Note payable (August 2012)	$58,800	$11,000	$69,800	$58,800	$7,900	$66,700
less: current portion	(29,500)	(11,000)	(40,500)	(23,200)	(7,900)	(31,100)
7.0% Notes payable - non-current portion	$29,300	$-	$29,300	$35,600	$-	$35,600

Total notes payable to unrelated parties	$85,100	$18,000	$103,100	$3,381,900	$770,700	$4,152,600
less: current portion (and discount at March 31, 2015)	(55,800)	(18,000)	(73,800)	(3,346,300)	(770,700)	(4,117,000)
Net non-current portion	$29,300	$-	$29,300	$35,600	$-	$35,600

Notes payable to related parties:
October 2012 7.5% Note to Cato Holding Co.	$-	$-	$-	$293,600	$55,900	$349,500
October 2012 7.5% Note to Cato Research Ltd.	-	-	-	1,009,000	204,800	1,213,800
	-	-	-	1,302,600	260,700	1,563,300
Note discount	-	-	-	(54,500)	-	(54,500)
Total notes payable to related parties	-	-	-	1,248,100	260,700	1,508,800
less: current portion	-	-	-	(1,248,100)	(260,700)	(1,508,800)
non-current portion and discount	$-	$-	$-	$-	$-	$-

The following table summarizes the components of the Company’s convertible promissory notes and other notes payable:

	March 31, 2015			March 31, 2014
	Principal	Accrued		Principal	Accrued
	Balance	Interest	Total	Balance	Interest	Total
Senior Secured 10% Convertible Promissory Notes issued to Platinum:
Exchange Note issued on October 11, 2012	$1,272,600	$360,200	$1,632,800	$1,272,600	$203,400	$1,476,000
Investment Note issued on October 11, 2012	500,000	141,500	641,500	500,000	79,900	579,900
Investment Note issued on October 19, 2012	500,000	140,100	640,100	500,000	78,600	578,600
Investment Note issued on February 22, 2013	250,000	59,100	309,100	250,000	29,400	279,400
Investment Note issued on March 12, 2013	750,000	172,600	922,600	750,000	84,100	834,100
	3,272,600	873,500	4,146,100	3,272,600	475,400	3,748,000

Convertible promissory note issued on July 26, 2013	250,000	46,200	296,200	250,000	17,700	267,700
Total Senior notes	3,522,600	919,700	4,442,300	3,522,600	493,100	4,015,700

Aggregate note discount	-	-	-	(2,085,900)	-	(2,085,900)
Net Senior notes	3,522,600	919,700	4,442,300	1,436,700	493,100	1,929,800
less: current portion	(3,272,600)	(873,500)	(4,146,100)	-	-	-
Senior notes - non-current portion and discount	$250,000	$46,200	$296,200	$1,436,700	$493,100	$1,929,800

10% Convertible Promissory Notes (Unit Notes)
2013 Unit Notes, due 7/31/14	$-	$-	$-	$1,007,500	$35,700	$1,043,200
2014 Unit Notes, including amended notes, due 3/31/15	4,066,900	270,700	4,337,600	50,000	200	50,200
	4,066,900	270,700	4,337,600	1,057,500	35,900	1,093,400
Note discounts	(180,000)	-	(180,000)	(697,400)	-	(697,400)
Net convertible notes (all current)	$3,886,900	$270,700	$4,157,600	$360,100	$35,900	$396,000

Notes Payable to unrelated parties:
7.5% Notes payable to service providers for
accounts payable converted to notes payable:
Burr, Pilger, Mayer	$90,400	$13,100	$103,500	$90,400	$6,800	$97,200
Desjardins	156,300	24,100	180,400	178,600	14,100	192,700
McCarthy Tetrault	319,700	46,000	365,700	360,900	24,800	385,700
August 2012 Morrison & Foerster Note A	918,200	193,200	1,111,400	918,200	87,900	1,006,100
August 2012 Morrison & Foerster Note B (1)	1,379,400	333,100	1,712,500	1,379,400	195,200	1,574,600
University Health Network (1)	549,500	101,800	651,300	549,500	60,600	610,100
	3,413,500	711,300	4,124,800	3,477,000	389,400	3,866,400
Note discount	(474,500)	-	(474,500)	(848,100)	-	(848,100)
	2,939,000	711,300	3,650,300	2,628,900	389,400	3,018,300
less: current portion	(3,413,500)	(711,300)	(4,124,800)	(1,130,100)	(133,600)	(1,263,700)
non-current portion and discount	$(474,500)	$-	$(474,500)	$1,498,800	$255,800	$1,754,600

5.75% and 10.25% Notes payable to insurance
premium financing company (current)	$5,800	$-	$5,800	$4,900	$-	$4,900

10% Notes payable to vendors for accounts
payable converted to notes payable	$378,300	$51,500	$429,800	$119,400	$34,700	$154,100
less: current portion	(378,300)	(51,500)	(429,800)	(119,400)	(34,700)	(154,100)
non-current portion	$-	$-	$-	$-	$-	$-

7.0% Note payable (August 2012)	$58,800	$7,900	$66,700	$58,800	$3,800	$62,600
less: current portion	(23,200)	(7,900)	(31,100)	(15,800)	(3,800)	(19,600)
7.0% Notes payable - non-current portion	$35,600	$-	$35,600	$43,000	$-	$43,000

Total notes payable to unrelated parties	$3,856,400	$770,700	$4,627,100	$3,660,100	$427,900	$4,088,000
less: current portion	(3,820,800)	(770,700)	(4,591,500)	(1,270,200)	(172,100)	(1,442,300)
non-current portion	35,600	-	35,600	2,389,900	255,800	2,645,700
less: discount (current at March 31, 2015)	-	-	-	(848,100)	-	(848,100)
Net non-current portion	$35,600	$-	$35,600	$1,541,800	$255,800	$1,797,600

Notes payable to related parties:
October 2012 7.5% Note to Cato Holding Co.	$293,600	$55,900	$349,500	$293,600	$30,800	$324,400
October 2012 7.5% Note to Cato Research Ltd. (1)	1,009,000	204,800	1,213,800	1,009,000	117,300	1,126,300
	1,302,600	260,700	1,563,300	1,302,600	148,100	1,450,700
Note discount	(54,500)	-	(54,500)	(103,200)	-	(103,200)
Total notes payable to related parties	1,248,100	260,700	1,508,800	1,199,400	148,100	1,347,500
less: current portion	(1,248,100)	(260,700)	(1,508,800)	(259,600)	(30,800)	(290,400)
non-current portion and discount	$-	$-	$-	$939,800	$117,300	$1,057,100
____________
(1) Note and interest payable solely in restricted shares of the Company's common stock.

Assumptions and modifications

 Conversion of 2014 Unit Notes into Series B Preferred

Assumption:	Platinum Unit Notes and Acquired Unit Notes	Investor Unit Notes
Market price per share at conversion date	$10.00	$8.00
Exercise price per share	$7.00	$7.00
Risk-free interest rate	1.58	1.57
Contractual term in years	5.00	5.00
Volatility	76.5%	75.7%
Dividend rate	0.0%	0.0%
Warrant shares	506,004	327,016

Fair Value per share	$6.89	$5.15

Conversion of Promissory Notes and Accounts Payable issued to Cato Holding Company (CHC) and Cato Research Ltd. (CRL) into Series B Preferred

Assumption:	Pre- modification	Post- modification
Market price per share at modification date	$10.00	$10.00
Exercise price per share	$20.00 and $30.00	$7.00
Risk-free interest rate	0.87%	0.87%
Contractual term in years	2.31	2.31
Volatility	73.9%	73.9%
Dividend rate	0.0%	0.0%

Weighted Average Fair Value per share	$2.44 and $1.57	$5.33

Conversion of Promissory Note B issued to Morrison & Foerster into Series B Preferred

Assumption:	Pre- modification	Post- modification
Market price per share at modification date	$10.00	$10.00
Exercise price per share	$20.00 and $40.00	$20.00
Risk-free interest rate	0.86%	1.57%
Contractual term in years	2.27	4.27
Volatility	73.8%	76.7%
Dividend rate	0.0%	0.0%

Weighted Average Fair Value per share	$2.39 and $1.04	$4.35

Conversion of Promissory Note and Accounts Payable Issued to Icahn School of Medicine at Mount Sinai into Series B Preferred

Assumption:	Pre- modification	Post- modification
Market price per share at modification date	$16.00	$16.00
Exercise price per share	$10.00	$7.00
Risk-free interest rate	1.34%	1.34% %
Contractual term in years	3.76	3.76
Volatility	76.3%	76.3%
Dividend rate	0.0%	0.0%

Weighted Average Fair Value per share	$10.48	$11.60